Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net

Property and equipment include the following:

	December 31,
	2018	2017
Medical equipment	$345,963	$446,506
Furniture and fixtures	120,925	121,625
Computer software and equipment	80,748	78,190
Office equipment	12,979	2,848
Leasehold improvements	304,661	304,661
	865,276	953,830
Less: accumulated depreciation	(690,041)	(625,983)
Property and equipment, net	$175,235	$327,847